Stock Plans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash proceeds related to stock options exercised and excess tax benefits related to stock-based compensation
Proceeds from exercise of stock options		$ 2	$ 2
Excess tax benefits from stock-based compensation	$ 1	$ 2	$ 2